Item 1. Schedule of Investments:

---------------------------------------------------------

Putnam Tax Exempt Income Fund
The fund's portfolio
6/30/05 (Unaudited)
			-
KEY TO ABBREVIATIONS
AMBAC	AMBAC Indemnity Corporation
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Company
FNMA Coll.	Federal National Mortgage Association Collateralized
FSA	Financial Security Assurance
GNMA Coll.	Government National Mortgage Association Collateralized
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds
MBIA	MBIA Insurance Company
PSFG	Permanent School Fund Guaranteed
U.S. Govt. Coll.	U.S. Government Collateralized
VRDN	Variable Rate Demand Notes
XLCA	XL Capital Assurance

	MUNICIPAL BONDS AND NOTES (98.3%)(a)
		Rating (RAT)		Principal amount	Value

	Alabama (0.5%)

	Fairfield, Indl. Dev. Auth. Rev. Bonds (USX Corp.), Ser. A, 6.7s, 12/1/24	Baa1		$5,500,000	$5,594,050
	U. of AL Rev. Bonds (Hosp. Birmingham), Ser. A, AMBAC, 5s, 9/1/14	Aaa		500,000	547,730

					6,141,780

	Alaska (0.3%)

	AK State Hsg. Fin. Corp. Rev. Bonds, Ser. A, 4.4s, 12/1/31	Aaa		3,755,000	3,820,262

	Arizona (1.8%)

	Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	B-/P		3,250,000	3,487,478
	Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BB+/P		6,110,000	6,514,115
	Mesa, Util. Syst. Rev. Bonds, FGIC, 7 1/4s, 7/1/12	Aaa		10,000,000	12,439,500
	Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds (Scottsdale Hlth. Care), 5.8s, 12/1/31	A3		1,500,000	1,631,730

					24,072,823

	Arkansas (0.9%)

	AR Dev. Fin. Auth. Rev. Bonds, Ser. B, GNMA Coll., FNMA Coll., 3 3/4s, 1/1/26	AAA		2,000,000	2,013,020
	AR State Hosp. Dev. Fin. Auth. Rev. Bonds (Washington Regl. Med. Ctr.), 7 3/8s, 2/1/29	Baa2		3,900,000	4,428,879
	Northwest Regl. Arpt. Auth. Rev. Bonds, 7 5/8s, 2/1/27	BB/P		5,000,000	5,665,600

					12,107,499

	California (11.6%)

	CA State G.O. Bonds
	MBIA, 5 3/4s, 12/1/11	Aaa		225,000	255,042
	MBIA, 5 1/4s, 10/1/13	A		1,125,000	1,273,354
	5 1/8s, 4/1/23	Baa1		3,000,000	3,237,630
	5.1s, 2/1/34	A3		3,000,000	3,103,620
	CA State Dept. of Wtr. Resources Rev. Bonds, Ser. A
	6s, 5/1/15	A2		14,500,000	16,757,650
	AMBAC, 5 1/2s, 5/1/16	Aaa		20,000,000	22,487,000
	AMBAC, 5 1/2s, 5/1/15	Aaa		33,000,000	37,167,900
	AMBAC, 5 1/2s, 5/1/13 (SEG)	Aaa		31,500,000	35,744,940
	5 1/2s, 5/1/11	A2		500,000	555,825
	CA State Econ. Recvy. G.O. Bonds
	Ser. B, 5s, 7/1/23	Aa3		15,055,000	15,714,258
	Ser. A, 5s, 7/1/16	Aa3		6,000,000	6,462,120
	CA Statewide Cmnty. Dev. Auth. Multi-Fam. Rev. Bonds (Hsg. Equity Res.), Ser. B, 5.2s, 12/1/29	Baa1		150,000	156,389
	Golden State Tobacco Securitization Corp. Rev. Bonds (Tobacco Settlement), Ser. B, AMBAC, 5s, 6/1/38	Aaa		500,000	522,200
	Rancho Mirage, JT Powers Fin. Auth. Rev. Bonds (Eisenhower Med. Ctr.), 5 7/8s, 7/1/26	A3		1,200,000	1,300,548
	San Bernardino, City U. School Dist. G.O. Bonds, Ser. A, FSA, 5s, 8/1/28	Aaa		5,005,000	5,365,110
	San Jose, Redev. Agcy. Tax Alloc. (Unrefunded Balance- Merged Area), MBIA, 5s, 8/1/20	Aaa		6,065,000	6,135,233

					156,238,819

	Colorado (0.3%)

	CO Springs, Hosp. Rev. Bonds
	6 3/8s, 12/15/30 (Prerefunded)	A3		1,860,000	2,177,539
	6 3/8s, 12/15/30	A3		1,890,000	2,107,048

					4,284,587

	Connecticut (1.7%)

	CT State Dev. Auth. Poll. Control Rev. Bonds (Western MA), Ser. A, 5.85s, 9/1/28	Baa2		6,000,000	6,515,460
	Mashantucket, Western Pequot Tribe 144A Rev. Bonds, Ser. A
	6.4s, 9/1/11 (Prerefunded)	Aaa		7,435,000	8,044,967
	6.4s, 9/1/11	Baa2		7,565,000	7,907,241

					22,467,668

	Delaware (--%)

	GMAC Muni. Mtge. Trust 144A sub. notes, Ser. A1-2, 4.9s, 10/31/39	A3		500,000	507,065

	District of Columbia (7.3%)

	DC G.O. Bonds, Ser. A
	6 3/8s, 6/1/26	AAA		39,250,000	41,336,530
	6s, 6/1/26	A		38,175,000	41,243,125
	FSA, 5s, 6/1/26	Aaa		5,005,000	5,313,959
	5s, 6/1/15	A		510,000	536,551
	DC Tobacco Settlement Fin. Corp. Rev. Bonds, 6 1/2s, 5/15/33	BBB		7,500,000	8,741,100
	DC Wtr. & Swr. Auth. Pub. Util. Rev. Bonds, FGIC, 5s, 10/1/33	Aaa		1,000,000	1,045,940

					98,217,205

	Florida (3.5%)

	Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A, 7 1/4s, 10/1/29	BBB+		5,530,000	6,266,762
	Hernando Cnty., Rev. Bonds (Criminal Justice Complex Fin.), FGIC, 7.65s, 7/1/16	Aaa		18,500,000	25,208,655
	Highlands Cnty., Hlth. Fac. Auth. Rev. Bonds (Adventist Hlth. Sunbelt Hosp.), 3.35s, 11/15/32	VMIG1		5,000,000	5,004,700
	Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (Shell Point Village), Ser. A, 5 1/2s, 11/15/29	BBB-		2,650,000	2,673,824
	Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount Sinai Med. Ctr.), Ser. A, 6.7s, 11/15/19	BB+		3,700,000	4,089,129
	Oakstead, Cmnty. Dev. Dist. Cap. Impt. Rev. Bonds, Ser. A, 7.2s, 5/1/32	BB+/P		1,170,000	1,265,180
	Tampa, Util. Tax & Special Rev. Bonds, AMBAC, 6s, 10/1/07	Aaa		2,500,000	2,675,475
	U. Central FL Assn., Inc. COP, Ser. A, FGIC, 5 1/4s, 10/1/34	Aaa		500,000	541,410

					47,725,135

	Georgia (3.4%)

	Atlanta, Arpt. Rev. Bonds, Ser. A, FGIC, 5.6s, 1/1/30	Aaa		1,000,000	1,116,670
	Burke Cnty., Poll. Control Dev. Auth. Mandatory Put Bonds (GA Power Co.), 4.45s, 12/1/08	A2		5,000,000	5,206,400
	GA Muni. Elec. Pwr. Auth. Rev. Bonds
	Ser. B, FGIC, 8 1/4s, 1/1/11	Aaa		10,000,000	12,431,300
	Ser. 05-Y, AMBAC, 6.4s, 1/1/13	Aaa		20,280,000	23,663,515
	Ser. 05-Y, AMBAC, 6.4s, 1/1/13 (Prerefunded)	Aaa		220,000	256,005
	Ser. Y, AMBAC, 6.4s, 1/1/13 (Prerefunded)	Aaa		1,200,000	1,410,000
	Richmond Cnty., Dev. Auth. Rev. Bonds (Amt.-Intl. Paper Co.), Ser. A, 6 1/4s, 2/1/25	Baa2		1,950,000	2,082,932

					46,166,822

	Hawaii (0.3%)

	HI State Hsg. & Cmnty. Dev. Corp. Rev. Bonds
	(Single Fam. Mtge.), Ser. B, 3.7s, 1/1/22	Aaa		3,000,000	3,004,590
	(Single Fam. Mtge.), Ser. B, 3 1/2s, 7/1/11	Aaa		545,000	544,706
	(Single Fam. Mtge.), Ser. B, 3.3s, 1/1/10	Aaa		715,000	714,700

					4,263,996

	Illinois (1.6%)

	Cook Cnty., G.O. Bonds, Ser. B, MBIA, 5s, 11/15/29	Aaa		1,250,000	1,327,650
	IL Dev. Fin. Auth. Rev. Bonds, 5.85s, 2/1/07	BBB		13,000,000	13,427,960
	IL Edl. Fac. Auth. Rev. Bonds (Northwestern U.), 5s, 12/1/33	Aa1		2,250,000	2,363,243
	IL Fin. Auth. VRDN (Northwestern U.), Ser. A, 2.2s, 12/1/34	VMIG1		1,500,000	1,500,000
	IL Hsg. Dev. Auth. Rev. Bonds (Home Owner Mtge.), Ser. C-1, 3 1/2s, 8/1/11	Aa2		630,000	631,701
	IL State G.O. Bonds, FSA, 5 3/8s, 10/1/12	Aaa		1,650,000	1,860,771

					21,111,325

	Indiana (1.1%)

	IN State Dev. Fin. Auth. Env. Impt. Rev. Bonds (USX Corp.), 5.6s, 12/1/32	Baa1		4,150,000	4,321,354
	IN State Hsg. Fin. Auth. Single Fam. Mtge. Rev. Bonds, Ser. A-1, GNMA Coll., FNMA Coll.
	4 3/8s, 1/1/20	Aaa		780,000	788,089
	4.2s, 1/1/17	Aaa		360,000	364,032
	IN U. Rev. Bonds (IN U. Fac.), AMBAC, 5 1/4s, 11/15/23	Aaa		700,000	771,155
	Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express Corp.), 5.1s, 1/15/17	Baa2		5,000,000	5,295,100
	Rockport, Poll. Control Mandatory Put Bonds (Indiana Michigan Pwr. Co.), Ser. C, 2 5/8s, 10/1/06	BBB		3,750,000	3,723,075

					15,262,805

	Iowa (1.0%)

	IA Fin. Auth. Rev. Bonds (Single Fam. Mtge.), Ser. D, GNMA Coll., FNMA Coll., 5s, 1/1/36	Aaa		3,600,000	3,795,192
	IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care Initiatives)
	9 1/4s, 7/1/25	BBB-/P		7,565,000	9,221,584
	9.15s, 7/1/09	BBB-/P		65,000	74,842

					13,091,618

	Kentucky (0.4%)

	KY Asset/Liability Comm. Gen. Fund Rev. Bonds, Ser. A, AMBAC, 5s, 7/15/06	A+		5,000,000	5,115,450
	KY Econ. Dev. Fin. Auth. Hosp. Fac. VRDN (Baptist Hlth. Care), Ser. C, 2.3s, 8/15/31	VMIG1		435,000	435,000

					5,550,450

	Louisiana (0.4%)

	Ernest N. Morial-New Orleans, Exhibit Hall Auth. Special Tax, Ser. A, AMBAC
	5 1/4s, 7/15/21	Aaa		500,000	546,485
	5 1/4s, 7/15/20	Aaa		2,000,000	2,193,160
	LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev. Bonds (Cypress Apts.), Ser. A, GNMA Coll., 5 1/2s, 4/20/38	Aaa		250,000	269,133
	Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 01-B, 5 1/2s, 5/15/30	BBB		2,500,000	2,586,325

					5,595,103

	Maryland (0.6%)

	Howard Cnty., Rev. Bonds, Ser. A, U.S. Govt. Coll., 8s, 5/15/29	AAA		5,000,000	6,184,800
	MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (Medstar Hlth.), 5 3/4s, 8/15/14	Baa1		1,500,000	1,678,005

					7,862,805

	Massachusetts (3.2%)

	MA Dev. Fin. Agcy. Rev. Bonds, Ser. A, MBIA, 5 1/2s, 1/1/11	Aaa		1,500,000	1,647,780
	MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
	(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BBB-		2,200,000	2,405,832
	(UMass Memorial), Ser. C, 6 5/8s, 7/1/32	Baa2		4,500,000	4,879,080
	(Med. Ctr. of Central MA), AMBAC, 6.55s, 6/23/22	Aaa		6,050,000	6,573,144
	(Partners Hlth. Care Syst.), Ser. C, 5 3/4s, 7/1/21	Aa3		5,000,000	5,597,400
	(Caritas Christian Oblig. Group), Ser. A, 5 5/8s, 7/1/20	BBB		1,645,000	1,691,883
	(Milton Hosp.), Ser. C, 5 1/2s, 7/1/16	BBB		100,000	102,923
	(New England Med. Ctr. Hosp.), Ser. H, FGIC, 5s, 5/15/11	Aaa		1,000,000	1,089,290
	MA State Port Auth. Rev. Bonds, 13s, 7/1/13	AAA/P		5,700,000	8,049,882
	MA State Special Oblig. Dedicated Tax Rev. Bonds, FGIC, 5 1/4s, 1/1/24	Aaa		10,000,000	11,212,800

					43,250,014

	Michigan (1.0%)

	Detroit, G.O. Bonds, Ser. A-1, AMBAC, 5 1/4s, 4/1/24	Aaa		500,000	545,285
	Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 6s, 7/1/20	Baa3		1,700,000	1,775,531
	MI State Hosp. Fin. Auth. Rev. Bonds (Oakwood Hosp.), Ser. A, 5 3/4s, 4/1/32	A2		3,000,000	3,204,090
	MI State Hsg. Dev. Auth. Ltd. Oblig. Rev. Bonds (Parkway Meadows), FSA, 4s, 10/15/10	Aaa		1,005,000	1,048,667
	MI State Strategic Fund Solid Waste Disp. Rev. Bonds (SD Warren Co.), Ser. C, 7 3/8s, 1/15/22	BB/P		5,000,000	5,240,150
	MI State Strategic Fund, Ltd. Rev. Bonds (Detroit Edison Poll. Control), 5.65s, 9/1/29	A3		1,230,000	1,303,173

					13,116,896

	Minnesota (1.3%)

	Cohasset, Poll. Control Rev. Bonds (Allete, Inc.), 4.95s, 7/1/22	A		1,250,000	1,284,675
	Martin Cnty., Hosp. Rev. Bonds (Fairmont Cmnty. Hosp. Assn.), 6 5/8s, 9/1/22	BBB-/P		4,010,000	4,311,953
	MN State Higher Ed. Fac. Auth. VRDN (St. Olaf College)
	Ser. 5-N1, 2.3s, 10/1/32	VMIG1		4,405,000	4,405,000
	Ser. 5-M2, 2.3s, 10/1/20	VMIG1		5,075,000	5,075,000
	MN State Hsg. Fin. Agcy. Rev. Bonds (Res. Hsg.), Ser. H
	5s, 1/1/36	Aa1		1,000,000	1,059,010
	4.3s, 1/1/13	Aa1		670,000	675,976

					16,811,614

	Mississippi (0.2%)

	MS Home Corp. Rev. Bonds (Single Fam. Mtge.)
	Ser. G, GNMA Coll., FNMA Coll., 6.7s, 11/1/29	Aaa		965,000	998,775
	Ser. B, 5 1/2s, 6/1/36	Aaa		1,500,000	1,619,040

					2,617,815

	Missouri (1.7%)

	Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5 1/2s, 6/1/27	A		3,250,000	3,477,370
	MO Hsg. Dev. Comm. Rev. Bonds (Home Ownership), Ser. B, GNMA Coll., FNMA Coll., 5.8s, 9/1/35	AAA		2,500,000	2,738,300
	MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (Washington U.), Ser. A, 5s, 2/15/33	Aa1		9,500,000	10,034,565
	MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (BJC Hlth. Syst.), 5 1/4s, 5/15/32	Aa2		4,050,000	4,281,903
	MO State Hlth. & Edl. Fac. Auth. VRDN (St. Francis Med. Ctr.), Ser. A, 2.3s, 6/1/26	A-1+		1,395,000	1,395,000
	MO State Hsg. Dev. Comm. Mtge. Rev. Bonds
	(Single Fam. Mtge.), Ser. D-2, GNMA Coll., FNMA Coll., 6 1/2s, 9/1/29	AAA		290,000	304,477
	(Single Fam. Mtge.), Ser. B-2, GNMA Coll., FNMA Coll., 6.4s, 9/1/29	AAA		795,000	826,800
	MO State Hsg. Dev. Comm. Single Fam. Mtge. Rev. Bonds (Home Ownership Loan), Ser. B, GNMA Coll., FNMA Coll.
	3.85s, 9/1/10	AAA		150,000	151,041
	3.6s, 9/1/09	AAA		160,000	160,240

					23,369,696

	Montana (0.4%)

	Forsyth, Poll. Control Mandatory Put Bonds (Avista Corp.), AMBAC, 5s, 12/30/08	Aaa		5,550,000	5,833,772

	Nevada (0.3%)

	Clark Cnty., Local Impt. Dist. Special Assmt. Bonds (No. 142), 6.1s, 8/1/18	BB-/P		1,750,000	1,802,763
	Clark Cnty., Passenger Fac. Rev. Bonds (Las Vegas-McCarran Intl. Arpt.), Ser. A, AMBAC, 6.15s, 7/1/07	Aaa		1,590,000	1,689,343
	Washoe Cnty., Arpt. Auth. Rev. Bonds, FSA, 5s, 7/1/11	Aaa		500,000	542,155

					4,034,261

	New Hampshire (2.4%)

	NH Higher Ed. & Hlth. Fac. Auth. Rev. Bonds (Lakes Region Hosp. Assn.)
	6 1/4s, 1/1/18	BB-/P		2,600,000	2,642,536
	5 3/4s, 1/1/08	BB-/P		1,125,000	1,131,446
	NH Hlth. & Ed. Fac. Auth. Rev. Bonds (Hlth. Care Syst.-Covenant Hlth.), 6 1/8s, 7/1/31	A		4,000,000	4,401,560
	NH State Bus. Fin. Auth. Poll. Control Rev. Bonds, 3 1/2s, 7/1/27	Baa2		2,500,000	2,471,275
	NH State Hsg. Fin. Auth. Single Family Rev. Bonds (Mtge. Acquisition), Ser. C, 5.85s, 1/1/35	Aa2		2,000,000	2,170,880
	NH State Tpk. Syst. IFB, Ser. C, FGIC, 11.466s, 11/1/17	Aaa		10,500,000	12,005,700
	NH State Tpk. Syst. FRB, Ser. B, FGIC, 1.836s, 11/1/17	Aaa		7,900,000	7,900,000

					32,723,397

	New Jersey (3.5%)

	Middlesex Cnty., Impt. Auth. Lease Rev. Bonds (Perth Amboy Muni. Complex), FGIC, 5s, 3/15/31	Aaa		3,500,000	3,708,180
	NJ Econ. Dev. Auth. Rev. Bonds
	(Cedar Crest Vlg., Inc.), Ser. A, 7 1/4s, 11/15/31	BB-/P		2,150,000	2,300,178
	(Cigarette Tax), 5 1/2s, 6/15/24	Baa2		7,300,000	7,748,731
	(Motor Vehicle), Ser. A, MBIA, 5s, 7/1/27	Aaa		8,000,000	8,580,160
	(School Fac. Construction), Ser. L, FSA, 5s, 3/1/25	AAA		1,000,000	1,073,570
	NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
	(Trinitas Hosp. Oblig. Group), 7 1/2s, 7/1/30	Baa3		1,400,000	1,582,210
	(South Jersey Hosp.), 6s, 7/1/12	Baa1		5,000,000	5,620,450
	(Atlantic City Med. Ctr.), 5 3/4s, 7/1/25	A2		500,000	537,420
	NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans. Syst.)
	Ser. B, MBIA, 6 1/2s, 6/15/10	Aaa		6,250,000	7,167,188
	Ser. A, 5 5/8s, 6/15/14	AA-		3,000,000	3,436,170
	Tobacco Settlement Fin. Corp. Rev. Bonds
	6 3/4s, 6/1/39	BBB		2,000,000	2,235,740
	6 3/8s, 6/1/32	BBB		1,775,000	1,908,640
	6 1/8s, 6/1/42	BBB		1,500,000	1,575,090
	5 3/4s, 6/1/32	BBB		275,000	285,601

					47,759,328

	New Mexico (0.3%)

	Farmington, Poll. Control VRDN (AZ Pub. Service Co.), Ser. B, 2 1/4s, 9/1/24	VMIG1		1,500,000	1,500,000
	NM Mtge. Fin. Auth. Rev. Bonds (Single Fam. Mtge.), Ser. B-2, GNMA Coll., FNMA Coll., FHLMC Coll., 6.1s, 7/1/29	AAA		2,485,000	2,588,128

					4,088,128

	New York (14.7%)

	Long Island, Pwr. Auth. Rev. Bonds, Ser. B, 5 1/4s, 6/1/14	A3		500,000	553,910
	Metro. Trans. Auth. Rev. Bonds, Ser. B, MBIA, 5s, 11/15/28	Aaa		500,000	533,370
	Nassau Cnty., Hlth. Care Syst. Rev. Bonds, FSA
	6s, 8/1/15	Aaa		5,000,000	5,673,550
	6s, 8/1/14	Aaa		4,410,000	5,004,071
	NY City, G.O. Bonds
	Ser. B, MBIA, 6 1/2s, 8/15/10	Aaa		13,235,000	15,244,073
	Ser. B, 5 1/2s, 12/1/12	A1		6,475,000	7,180,516
	Ser. M, 5s, 4/1/24	A1		7,225,000	7,700,405
	NY City, City Transitional Fin. Auth. VRDN, Ser. A, 2.35s, 2/15/30	VMIG1		5,000,000	5,000,000
	NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev. Bonds (Airis JFK I LLC)
	Ser. A, 6s, 7/1/27	Baa3		11,500,000	11,649,960
	Ser. A, 5 1/2s, 7/1/28	Baa3		2,000,000	2,018,240
	NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Polytechnic U.), 6s, 11/1/20	BB+		4,250,000	4,309,798
	NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds (British Airways PLC), 5 1/4s, 12/1/32	Ba2		1,900,000	1,704,699
	NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds
	Ser. D, 5s, 6/15/37	AA+		10,850,000	11,549,283
	Ser. B, AMBAC, 5s, 6/15/28	Aaa		7,000,000	7,522,970
	NY City, State Dorm. Auth. Lease Rev. Bonds (Court Fac.), 6s, 5/15/39	A+		2,800,000	3,199,868
	NY State Dorm. Auth. Rev. Bonds
	(Construction City U. Syst.), Ser. A, 6s, 7/1/20	AA-		10,900,000	13,200,009
	(State U. Edl. Fac.), MBIA, 6s, 5/15/16	Aaa		7,500,000	8,509,125
	(State U. Edl. Fac.), MBIA, 6s, 5/15/15	Aaa		7,000,000	7,945,280
	(U. Syst. Construction), Ser. A, 5 3/4s, 7/1/18	AA-		12,485,000	14,511,815
	(State U. Edl. Fac.), Ser. A, 5 1/2s, 5/15/19	AA-		23,100,000	26,865,069
	(North Shore Long Island Jewish Group), 5 3/8s, 5/1/23	A3		1,400,000	1,498,952
	(Brooklyn Law School), Ser. B, XLCA, 5 3/8s, 7/1/22	Aaa		1,000,000	1,114,170
	NY State Dorm. Auth. Cap. Appn. Rev. Bonds (State U.), Ser. B, MBIA, zero %, 5/15/09	Aaa		23,000,000	20,317,510
	NY State Hwy. & Bridge Auth. Rev. Bonds, Ser. B, FGIC, 5 1/2s, 4/1/10	Aaa		1,500,000	1,661,550
	NY State Pwr. Auth. Rev. Bonds, 5s, 11/15/06	Aa2		2,000,000	2,062,240
	Port Auth. NY & NJ Rev. Bonds
	(Kennedy Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P		6,000,000	6,340,140
	(Kennedy Intl. Arpt. - 4th Installment), 6 3/4s, 10/1/11	BB+/P		75,000	79,186
	Syracuse, G.O. Bonds (Pub. Impt.), Ser. A, FSA
	6s, 4/15/13	Aaa		1,200,000	1,308,840
	6s, 4/15/12	Aaa		1,150,000	1,255,271
	6s, 4/15/11	Aaa		1,075,000	1,174,319
	6s, 4/15/10	Aaa		1,025,000	1,120,561

					197,808,750

	North Carolina (6.2%)

	NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
	Ser. C, MBIA, 7s, 1/1/13	Aaa		11,680,000	14,429,822
	Ser. D, 6 3/4s, 1/1/26	Baa2		5,000,000	5,605,750
	Ser. B, FGIC, 6s, 1/1/22	Aaa		25,300,000	31,434,997
	AMBAC, 6s, 1/1/18	Aaa		7,000,000	8,511,930
	Ser. A, 5 3/4s, 1/1/26	Baa2		5,000,000	5,321,950
	NC Med. Care Comm. Retirement Fac. Rev. Bonds
	(United Methodist Home), 7 1/8s, 10/1/23	BB+/P		3,000,000	3,250,350
	(First Mtge.-Forest at Duke), 6 3/8s, 9/1/32	BB+/P		3,000,000	3,186,000
	NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba Elec.)
	Ser. B, 6 1/2s, 1/1/20	A3		10,000,000	11,289,900
	Ser. A, 5 1/2s, 1/1/13	A3		200,000	223,490

					83,254,189

	Ohio (1.7%)

	Cuyahoga Cnty., Rev. Bonds, Ser. A, 6s, 1/1/32	Aa3		3,000,000	3,354,510
	Franklin Cnty., Rev. Bonds (Online Computer Library Ctr.), 5s, 4/15/11	A		500,000	534,030
	Lake Cnty., Indl. Dev. Rev. Bonds (Madison Inn Hlth. Ctr.), 12s, 5/1/14	A-/P		1,184,500	1,194,272
	Middletown, City School Dist. G.O. Bonds (School Impt.), FGIC, 5s, 12/1/24	Aaa		2,430,000	2,605,470
	Midview, Local School Dist. COP (Elementary School Bldg. Fac.), 5 1/4s, 11/1/30	A		3,500,000	3,699,570
	OH State Higher Edl. Fac. Mandatory Put Bonds (Kenyon College)
	5.05s, 7/1/16	A2		1,000,000	1,088,890
	4.95s, 7/1/15	A2		5,000,000	5,375,100
	OH State Higher Edl. Fac. Rev. Bonds (Case Western Reserve U.), 5 1/2s, 10/1/22	AA-		1,000,000	1,118,680
	OH State Wtr. Dev. Auth. Poll. Control Fac. Rev. Bonds, 6.1s, 8/1/20	Baa2		3,250,000	3,454,750
	U. of Cincinnati Rev. Bonds, Ser. D, AMBAC, 5s, 6/1/23	Aaa		500,000	539,845

					22,965,117

	Oklahoma (0.6%)

	OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds (Home Ownership Loan), Ser. B, 4.2s, 9/1/25	Aaa		1,230,000	1,243,678
	OK State Indl. Dev. Auth. Rev. Bonds (Hlth. Syst.), Ser. A, MBIA
	5 3/4s, 8/15/29	AAA		3,470,000	3,786,533
	5 3/4s, 8/15/29 (Prerefunded)	AAA		2,530,000	2,826,643

					7,856,854

	Oregon (0.4%)

	OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single Fam. Mtge.)
	Ser. B, 5 3/8s, 7/1/34	Aa2		2,000,000	2,143,400
	Ser. J, 4.7s, 7/1/30	Aa2		3,590,000	3,629,382

					5,772,782

	Pennsylvania (5.3%)

	Allegheny Cnty., Sanitation Auth. Rev. Bonds, MBIA, 5s, 6/1/06	Aaa		2,775,000	2,831,721
	Allegheny Cnty., Sanitation Auth. Rev. Bonds, MBIA, 5 1/2s, 12/1/30	Aaa		1,000,000	1,123,640
	Beaver Cnty., Indl. Dev. Auth. Poll. Control Mandatory Put Bonds (Cleveland Elec.), 3 3/4s, 10/1/08	Baa2		3,200,000	3,213,472
	Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther Creek Partners), 6.65s, 5/1/10	BBB-		6,450,000	6,946,650
	Lancaster Cnty., Hosp. Auth. Rev. Bonds (Gen. Hosp.), 5 1/2s, 3/15/26	A		2,000,000	2,135,620
	Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh Valley Hosp. Hlth. Network), Ser. A, 5 1/4s, 7/1/32	A1		2,000,000	2,093,140
	Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med. Ctr.), 6s, 1/1/43	BBB+		2,125,000	2,267,460
	PA Econ. Dev. Fin. Auth. Rev. Bonds (Amtrak), Ser. A , 6 1/4s, 11/1/31	A3		1,000,000	1,065,690
	PA Econ. Dev. Fin. Auth. Resource Recvy. Rev. Bonds, Ser. A, 6.4s, 1/1/09	BB		12,700,000	12,896,215
	PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev. Bonds (Colver), Ser. D
	7.15s, 12/1/18	BBB-		3,800,000	3,958,840
	7 1/8s, 12/1/15	BBB-		10,000,000	10,421,300
	PA State Pub. School Bldg. Auth. Rev. Bonds (Philadelphia School Dist.), FSA, 5 1/4s, 6/1/25	Aaa		9,280,000	10,098,310
	Philadelphia Auth. for Indl. Dev. Rev. Bonds, Ser. B, FSA, 5 1/4s, 10/1/10	Aaa		1,485,000	1,635,891
	Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Graduate Hlth. Syst.), 7 1/4s, 7/1/10 (In default) (NON)	Ca		5,459,248	546
	Philadelphia, Indl. Dev. Auth. VRDN (Fox Chase Cancer Ctr.), 2.3s, 7/1/10	VMIG1		600,000	600,000
	Philadelphia, School Dist. G.O. Bonds, Ser. A, AMBAC, 5s, 8/1/22	Aaa		6,000,000	6,451,920
	Philadelphia, Wtr. & Waste Wtr. Rev. Bonds
	Ser. B, 5 1/4s, 11/1/14	A-		500,000	558,780
	Ser. A, FSA, 5s, 7/1/24	Aaa		3,000,000	3,242,400
	York Cnty., G.O. Bonds, AMBAC, 5s, 6/1/21	Aaa		485,000	522,675

					72,064,270

	Puerto Rico (0.3%)

	Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. B, MBIA, 5 7/8s, 7/1/35	AAA		3,240,000	3,637,062
	PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3		250,000	272,603

					3,909,665

	South Carolina (1.0%)

	Florence Cnty., Hosp. Rev. Bonds (McLeod Regl. Med. Ctr.), Ser. A, FSA, 5 1/4s, 11/1/23	Aaa		500,000	549,830
	Florence Cnty., Indl. Dev. Auth. Rev. Bonds (Stone Container Corp.), 7 3/8s, 2/1/07	B/P		1,345,000	1,345,928
	Lexington Cnty. Hlth. Svcs. Dist. Inc. Hosp. Rev. Bonds, 5 1/2s, 5/1/37	A2		1,000,000	1,075,840
	SC Hsg. Fin. & Dev. Auth. Mtge. Rev. Bonds, Ser. A-2, AMBAC, 5s, 7/1/35	AAA		2,000,000	2,110,260
	SC Tobacco Settlement Rev. Mgt. Rev. Bonds, Ser. B, 6 3/8s, 5/15/30	BBB		7,000,000	8,105,090

					13,186,948

	South Dakota (0.1%)

	SD State Hlth & Edl. Fac. Auth. Rev. Bonds (Sioux Valley Hosp. & Hlth. Syst.), Ser. A, 5 1/2s, 11/1/31	A1		1,500,000	1,608,330

	Tennessee (1.5%)

	Elizabethton, Hlth. & Edl. Fac. Board Rev. Bonds (Hosp. Ref. & Impt.), Ser. B, 8s, 7/1/33	Baa2		3,000,000	3,608,730
	Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (Mountain States Hlth.), Ser. A, 7 1/2s, 7/1/25	BBB+		5,000,000	6,006,950
	Memphis-Shelby Cnty., Arpt. Auth. Rev. Bonds (Federal Express Corp.), 5.05s, 9/1/12	Baa2		2,000,000	2,137,100
	Shelby Cnty., Hlth. Edl. & Hsg. Fac. Hosp. Board Rev. Bonds (Methodist Hlth. Care)
	6 1/2s, 9/1/26	A3		310,000	372,291
	6 1/2s, 9/1/26	A3		190,000	223,809
	Tennergy Corp. Gas Rev. Bonds, MBIA, 5s, 6/1/06	Aaa		7,550,000	7,704,322
	TN Hsg. Dev. Agcy. Rev. Bonds (Home Ownership), Ser. 1B, 3.85s, 7/1/14	Aa2		395,000	394,107

					20,447,309

	Texas (5.3%)

	Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears Methodist Retirement), Ser. A, 5 7/8s, 11/15/18	BB/P		4,250,000	4,322,760
	Bexar Cnty., Hsg. Fin. Auth. Corp. Rev. Bonds (American Opty-Waterford), Ser. A1, 7s, 12/1/36	A3		3,000,000	3,074,250
	Edgewood, Indpt. School Dist. Bexar Cnty. G.O. Bonds, Ser. A, PSFG, 5s, 2/15/29	Aaa		1,035,000	1,092,722
	Gateway, Pub. Fac. Corp. Rev. Bonds (Stonegate Villas Apt.), FNMA Coll., 4.55s, 7/1/34	Aaa		1,500,000	1,567,515
	Gulf Coast, Waste Disp. Auth. Rev. Bonds, Ser. A, 6.1s, 8/1/24	Baa2		5,000,000	5,373,200
	Harris Cnty., Mandatory Put Bonds (Toll Road), FGIC, 5s, 8/15/09	Aaa		3,750,000	4,024,238
	Harris Cnty., Hlth. Fac. Dev. Corp. Hosp. Rev. Bonds (Memorial Hermann Hlth. Care Syst.), Ser. A, 5 1/4s, 12/1/18	A2		950,000	1,033,724
	Houston, Arpt. Syst. Rev. Bonds, Ser. B, FSA, 5 1/2s, 7/1/30	Aaa		1,000,000	1,081,270
	Houston, Wtr. & Swr. Rev. Bonds (Jr. Lien), FSA, 5s, 12/1/30	Aaa		1,000,000	1,099,780
	North Central TX Hlth. Fac. Dev. Corp. VRDN (Hosp. Presbyterian Med. Ctr.), Ser. D, MBIA, 2.14s, 12/1/15	VMIG1		940,000	940,000
	Northside Indpt. School Dist. G.O. Bonds, PSFG, 5s, 2/15/24	Aaa		1,705,000	1,816,558
	Pflugerville, Indpt. School Dist. G.O. Bonds, PSFG, 5s, 2/15/29	A+		5,000,000	5,278,850
	Plano, Indpt. School Dist. G.O. Bonds, PSFG, 5s, 2/15/29	Aaa		1,705,000	1,800,088
	Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	BBB-		2,500,000	2,724,400
	Spring, Indpt. School Dist. G.O. Bonds, PSFG, 5s, 2/15/24	Aaa		500,000	532,715
	TX State Rev. Bonds, 6.2s, 9/30/11	Aa1		20,800,000	23,979,072
	TX State Indl. Dev. Corp. Rev. Bonds (Arco Pipelines Co.), 7 3/8s, 10/1/20	Aa1		6,500,000	8,795,800
	TX State Tpk. Auth. Rev. Bonds (Central Texas Tpk. Syst.), Ser. A, AMBAC, 5 1/2s, 8/15/39	Aaa		1,000,000	1,094,560
	TX Technical University Revenues Rev. Bonds (Fin. Syst.), Ser. 7th, MBIA
	5s, 8/15/08	Aaa		1,000,000	1,061,040
	5s, 8/15/07	Aaa		1,000,000	1,045,340

					71,737,882

	Utah (2.1%)

	Intermountain Power Agency Rev. Bonds (UT State Pwr. Supply), Ser. B, MBIA, 6 1/2s, 7/1/09	Aaa		19,065,000	21,600,264
	Salt Lake City, Hosp. Rev. Bonds (IHC Hosp. Inc.), Ser. A, 8 1/8s, 5/15/15	AAA		5,000,000	6,274,950

					27,875,214

	Vermont (0.1%)

	VT Hsg. Fin. Agcy. Rev. Bonds, Ser. 22, FSA, 5s, 11/1/34	Aaa		1,000,000	1,044,800

	Virginia (4.7%)

	Henrico Cnty., Econ. Dev. Auth. Rev. Bonds (United Methodist), Ser. A, 6 1/2s, 6/1/22	BB+/P		4,000,000	4,295,720
	Henrico Cnty., Indl. Dev. Auth. Rev. Bonds, FSA, 5.929s, 8/23/27	Aaa		21,000,000	25,010,160
	Tobacco Settlement Fin. Corp. Rev. Bonds, 5 1/2s, 6/1/26	BBB		250,000	256,903
	Winchester, Indl. Dev. Auth. Hosp. IFB (Winchester Med. Ctr.), AMBAC, 10.936s, 1/21/14	Aaa		22,200,000	24,118,080
	Winchester, Indl. Dev. Auth. Hosp. FRB (Winchester Med. Ctr.), 1.783s, 1/21/14	Aaa		10,100,000	10,100,000

					63,780,863

	Washington (1.4%)

	Cowlitz Cnty., Pub. Util. Rev. Bonds (Dist. No. 1 Production Syst.), FGIC
	5s, 9/1/25	Aaa		695,000	740,112
	5s, 9/1/24	Aaa		615,000	655,885
	Tobacco Settlement Auth. of WA Rev. Bonds, 6 1/2s, 6/1/26	BBB		260,000	284,302
	WA State G.O. Bonds
	(Motor Vehicle Fuel), Ser. B, MBIA, 5s, 7/1/24	Aaa		5,270,000	5,627,570
	Ser. A, FSA, 5s, 7/1/23	Aaa		10,035,000	10,739,256
	WA State Hsg. Fin. Comm. Rev. Bonds (Single Family Program), Ser. 2A, GNMA Coll., FNMA Coll., 5s, 12/1/25	Aaa		1,240,000	1,307,617

					19,354,742

	West Virginia (0.5%)

	Econ. Dev. Auth. Lease Rev. Bonds (Correctional Juvenile Safety), Ser. A, MBIA, 5s, 6/1/29	Aaa		6,200,000	6,593,452

	Wisconsin (1.0%)

	Badger Tobacco Settlement Asset Securitization Corp. Rev. Bonds, 6 3/8s, 6/1/32	BBB		10,500,000	11,219,764
	Wilmot, Unified High School Dist. G.O. Bonds, Ser. B, FSA, 5s, 3/1/24	Aaa		2,000,000	2,178,880

					13,398,644

	Wyoming (0.4%)

	Gillette, Poll. Control VRDN, 2.43s, 1/1/18	A-1+		5,000,000	5,000,000

	Total municipal bonds and notes (cost $1,223,195,043)				$1,325,752,499

	PREFERRED STOCKS (1.0%)(a)
				Shares	Value

	Charter Mac. Equity Trust 144A Ser. A, 6.625% cum. pfd.			4,000,000	$4,296,240
	MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A, 6.875% cum. pfd.			6,000,000	6,498,420
	MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B, 7 3/4s cum. pfd.			2,000,000	2,303,160

	Total preferred stocks (cost $12,000,000)				$13,097,820

	CORPORATE BONDS AND NOTES (0.3%)(a) (cost $3,500,000)
				Principal amount	Value

	GMAC Muni. Mtge. Trust 144A sub. notes Ser. A1-1, 4.15s, 2039			$3,500,000	$3,497,095

	TOTAL INVESTMENTS
	Total investments (cost $1,238,695,043) (b)				$1,342,347,414

Putnam Tax Exempt Income Fund
FUTURES CONTRACTS OUTSTANDING at 6/30/05 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

U.S. Treasury Note 10 yr (Short)	18	$2,042,438	Sep-05	$(12,569)

Putnam Tax Exempt Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/05 (Unaudited)

	Notional	Termination	Unrealized
	amount	date	depreciation

Agreement with JPMorgan Chase Bank, N.A. dated March 10, 2005 to pay quarterly the notional amount multiplied by 3.702% and receive quarterly the notional amount multiplied by the Bond Market Association Municipal Swap Index.	$30,000,000	9/14/12	($719,676)

Agreement with Merrill Lynch International dated February 7, 2005 to pay quarterly the notional amount multiplied by 3.125% and receive quarterly the notional amount multiplied by the USD-Muni-BMA-Rate.	50,000,000	8/10/09	(43,935)

Total			$(763,611)

NOTES
(a)	Percentages indicated are based on net assets of $1,348,663,395.

(RAT)

The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at June 30, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at June 30, 2005. Securities rated by Putnam are indicated by "/P".  Security ratings are defined in the Statement of Additional Information.

(b)

The aggregate identified cost on a tax basis is $1,238,083,134, resulting in gross unrealized appreciation and depreciation of $110,452,196 and $6,187,916, respectively, or net unrealized appreciation of $104,264,280.

(NON)	Non-income-producing security.

(SEG)	A portion of this was pledged and segregated with the custodian to cover margin requirements for futures contracts at June 30, 2005.

At June 30, 2005, liquid assets totaling $4,181,950 have been designated as collateral for open Forward commitments.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on VRDN, Mandatory Put Bonds and Floating Rate Bonds (FRB) are the current interest rates at June 30, 2005.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The rates shown on IFB's, which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at June 30, 2005.

The fund had the following industry group concentrations greater than 10% at June 30, 2005 (as a percentage of net assets):
Utilities 26.5%
Health care 17.3

The fund had the following insurance concentrations greater than 10% at June 30, 2005 (as a percentage of net assets):

AMBAC 14.7%
MBIA 12.1

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees.  Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.  Other investments are valued at fair value following procedures approved by the Trustees.  Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase.  The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses on purchased options are included in realized gains and losses on investment securities.  If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds.  If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.  The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract.  Such receipts or payments are known as “variation margin.”  Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by dealers.  Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates.  Interest rate swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss.  Payments received or made are recorded as realized gains or loss.  The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.  Risk of loss may exceed amounts recognized on the statement of assets and liabilities.  Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy

--------------------------

Michael T. Healy

Principal Accounting Officer

Date: August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of  1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter

---------------------------

Charles E. Porter

Principal Executive Officer

Date: August 29, 2005

By (Signature and Title):

/s/ Steven D. Krichmar

---------------------------

Steven D. Krichmar

Principal Financial Officer

Date: August 29, 2005